Label	Element	Value
Frontier MFG Core Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Frontier MFG Core Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontier MFG Core Infrastructure Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of infrastructure companies, such as utilities, toll roads, energy infrastructure, airports, ports and communications companies.  For purposes of the 80% policy, net assets include any borrowings for investment purposes.  The Fund will concentrate in the infrastructure sector and the utilities industry.  The Fund will invest in both U.S. and non-U.S. companies.  The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds.  The Fund invests in a diversified portfolio of securities of infrastructure and utility companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection.

The Fund’s investment universe will principally consist of companies whose predominant source of earnings is derived from the following infrastructure assets:

•                  Regulated energy utilities;

•                  Regulated water utilities;

•                  Toll roads;

•                  Energy infrastructure;

•                  Airports;

•                  Ports;

•                  Communications infrastructure; and

•                  Social infrastructure.

It is anticipated that the Fund’s portfolio will generally consist of 80 to 100 companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced volatility in recent years.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Continuing market volatility may have adverse effects on the Fund.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Infrastructure Investment Risks.  The Fund’s investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments.  Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations, the effects of economic slowdowns, adverse changes in fuel prices, the effects of energy conservation policies and other factors.  Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations.

Utilities Industry Risks.  Utility company revenues and costs are subject to regulation by states and other regulators.  Regulatory authorities also may restrict a company’s access to new markets.  The deregulation of certain utilities companies may subject these companies to greater risks of loss.  Utilities companies may incur unexpected increases in fuel and other operating costs.  Rising interest rates could lead to higher financing costs and reduced earnings.  Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.  There is a risk that these costs will not be fully recovered through an increase in revenues.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures.  Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontiermutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s return from January 1, 2017, through September 30, 2017, was 18.06%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

10.37% (1st quarter, 2016)	(5.41)% (4th quarter, 2016)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s return from January 1, 2017, through September 30, 2017
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.41%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expense or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.  After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2016)
Frontier MFG Core Infrastructure Fund | MSCI World Index (Net) (reflects no deductions for fees, expense or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Net) (reflects no deductions for fees, expense or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.51%	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.77%	[1],[2],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2012
Frontier MFG Core Infrastructure Fund | S&P Global Infrastructure Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Global Infrastructure Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.43%	[1],[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.59%	[1],[3],[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2012
Frontier MFG Core Infrastructure Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	$ (15.00)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,012
Annual Return 2013	rr_AnnualReturn2013	12.41%
Annual Return 2014	rr_AnnualReturn2014	16.63%
Annual Return 2015	rr_AnnualReturn2015	(1.03%)
Annual Return 2016	rr_AnnualReturn2016	6.18%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.18%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.84%	[1],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2012
Frontier MFG Core Infrastructure Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.70%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.41%	[1],[3]
Frontier MFG Core Infrastructure Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.29%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.00%	[1],[3]
Frontier MFG Core Infrastructure Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	$ (15.00)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	4.35%
Total Other Expenses	rr_OtherExpensesOverAssets	4.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.21%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.35%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	744
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,869
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,662
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Service Class has not been offered for a full calendar year, the information provided represents returns of the Institutional Class.

[1]	Because the Service Class has not been offered for a full calendar year, the information provided represents returns of the Institutional Class.
[2]	The MSCI World Index measures the overall performance of stock markets in 23 developed market countries in North America, Europe, and the Asia/Pacific Region.
[3]	The Institutional Class commenced operations on January 18, 2012.
[4]	The S&P Global Infrastructure Index is a global developed markets infrastructure and utilities benchmark.
[5]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[6]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.70% and 0.85% of the Fund's average daily net assets attributable to Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation described above and in place at the time of recoupment. The expense cap agreement will continue in effect until October 31, 2019, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. The current expense cap agreement can be terminated only by, or with the consent of, the Board of Directors of the Company.